Project or Worker Photo [Fund Name] [Date], 2026

Profile Investment Strategy Active Impact Investing History & Track Record Overview of the HIT » Opened doors in 1984 (successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965) » Leadership team with average 30 years experience, 22 years at HIT » Record of consistent and competitive returns – 25 out of 30 calendar years outperforming its benchmark on a gross basis, 16 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Concentration in multifamily MBS and lack of corporate bonds may offer portfolio diversification from other asset classes » 100 % union labor requirement for all directly - sourced construction related investments » Directly sourced investments increase relative value and provide additional benefits » Proven track record creating family - supporting union jobs, affordable housing and economic impacts that benefit local communities 2 » $7.5 billion investment grade fixed - income portfolio » Internally managed mutual fund registered under Investment Company Act of 1940 » 367 institutional investors, primarily pension funds including Taft - Hartley and public plans » Diverse workforce (61% minority or women representation) and leadership team (63% minority or women) HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2026 was 4 . 49% , 4 . 53% , 0 . 0 7% , and 1 . 4 0% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of June 30 , 2026 , unless otherwise denoted .

Why HIT Now ? 3 PERFORMANCE +70 bps 1 - YEAR EXCESS RETURN vs. benchmark net of fees + 27 bps YEAR - TO - DATE vs. benchmark net of fees + 37 bps 3 - YEAR TRAILING vs. benchmark net of fees FUNDAMENTALS 96.1% AA OR BETTER vs. 77.0% for the benchmark^ 17 bps YIELD ADVANTAGE * vs. benchmark 25 bp OAS ADVANTAGE vs. benchmark IMPACT 39 PROJECTS UNDER CONSTRUCTION as of quarter - end** 5,522 HOUSING UNITS 78% of housing projects have affordable units 23.0 M UNION CONSTRUCTION HOURS HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2026 was 4 . 49% , 4 . 53% , 0 . 07% , and 1 . 40% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . * See slide 1 0 for more detail on current portfolio yield performance . ** Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT Building America project data . Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio . ^ Source: Bloomberg Index Services Limited Data current as of June 30, 2026

HIT’s Long History o f Impact Investing, 1984 – present* Projects – 93% housing 633 Housing projects include affordability 92% Housing units 132,084 Cities represented across 31 states and DC 211 Invested or allocated $11.7 B Total development cost $23.7 B Total economic impacts $52.8 B Hours of on - site union construction work created 217.0 M 4 * Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Data is since inception, current as of June 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

Nationwide Total Major Markets Total Twin Cities New York City Chicago Boston Bay Area (1984 - 202 6 ) 63 3 30 4 8 8 8 1 ^ 68 44 23 # of Projects $11. 7 B $6.6B $1.7B $2.3B $1.2B $8 76 . 5 $ 651.8 M HIT Investment ι $23. 7 B $14. 8 B $2.7B $5. 8 B $2.9B $2.3B $1.1B Total Development Cost 2 17.0 M 10 6 . 0 M 23.3M 2 8 . 5 M 25.0M 18.0M 11.2M Union Construction Hours 24 8 , 718 12 4 , 644 29, 528 31,782 28,672 21,872 12, 791 Total Jobs Created 13 2 , 084 (67%) 81, 740 (78%) 12, 344 (51%) 45,722 (91%) 14,896 (68%) 5,097 (90%) 3, 681 (3 2%) Housing Units (% affordable) $ 52.8 B $2 7.0 B $6. 1 B $ 7.2 B $5. 8 B $ 5.0 B $2. 8 B Total Economic Impact HIT’s Investment in Major Markets* 5 ^ Includes purchase of securities for the preservation of affordable housing ν Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $21M in Boston, $10M in Chicago, $8M in NYC, $5M in Twin Cities, $280M nationwide. * Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of June 30 , 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

* Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underly ing projects are not held in the HIT’s portfolio. Projects – 82% housing 39 Housing projects with affordability 78% Housing units 5,522 Cities represented across 11 states 27 Invested or allocated $1.0 B Total development cost $2.7 B Total economic impacts $6.0 B Hours of on - site union construction work created 23.0 M HIT’s Projects Currently in Construction , as of June 30, 2026* 6

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x May offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 7

HIT Portfolio Statistics The graphs below show the investment makeup of HIT on 6/30/26. Portfolio holdings are subject to change.* 37.3% 54.8% 2.7% 1.4% 3.9% Credit Quality Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better 66.2% 12.0% 12.0% 8.4% 1.4% Sector Allocation Short Term U.S. Treasury SF MBS * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. Multifamily Permanent MBS Multifamily Construction Investments 78% Multifamily 8

0.63% 4.82% 4.86% 0.39% 1.75% 0.56% 4.49% 4.53% 0.07% 1.40% 0.67% 3.79% 4.16% 0.08% 1.54% 0.32% 2.72% 3.18% - 0.42% 0.86% 3-Month 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ Treasury Index^ HIT Performance Relative to Benchmark ^ Source : Bloomberg Index Services Limited . Treasury Index represents the Treasury Component of the Bloomberg US Aggregate Bond Index The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Total Returns vs. Benchmark As of June 30 , 2026 9

Multifamily Focus: Govt/Agency Credit With Attractive Spreads Source: HIT and Securities Dealers 10 OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 4.44% 0.38 7.95 10 Year UST 94 5.44% 0.43 8.21 GNMA Construction/Permanent 56 4.98% 0.35 7.45 GNMA Permanent 24 4.83% - 0.15 5.59 Structured GNPL (GNR 2026 - 104BA) 38 4.79% 0.34 7.27 FNMA Multifamily 10/9.5 DUS 33 5.44% - 1.01 3.96 UMBS 5.50% 30yr MBS 30 5.41% - 0.84 3.44 GNMA 5.50% 30yr MBS 0 50 100 150 200 250 Jun-17 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Jun-22 Dec-22 Jun-23 Dec-23 Jun-24 Dec-24 Jun-25 Dec-25 Jun-26 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads June 2017 - June 2026 GNMA Multifamily Construction GNMA Multifamily Permanent FNMA Multifamily 10/9.5 DUS

As of June 30 , 2026 HIT Fundamentals vs. Benchmarks Treasury Index^ Bloomberg Agg^ HIT Treasury Index^ Bloomberg Agg^ HIT Similar Interest Rat e Risk Higher Credit Quality 5.81 5.91 6.03 Effective Duration 100% 77.0% 96.1% AA or Better 0.73 0.22 0.22 Convexity 0% 23.0% 3.9% A & Below/Not Rated Similar Prepayment Risk Higher Yield 100% 76% 7 9 % Prepayment Protection 3. 61% 4.04% 4.1 9 % Current Yield 0% 24% 2 1 % No Prepayment Protection 4. 37% 4. 73% 4. 90 % Yield to Worst 0.0 0% 0.2 6% 0. 51 % Option Adjusted Spread ^ Source: Bloomberg Index Services Limited. Treasury Index represents the Treasury Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482. 11

Supplemental materials [Project Name] [Project City, State] Willa Rawls Manor Chicago, IL Insert Picture [Project Name] [Project City, State] S - 1

HIT Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 32 years at the HIT Lesyllee White Chief Marketing Officer 30+ years of business development experience in the financial services industry, with 25+ years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Chief Portfolio Manager 10+ years of experience in financial markets, managing and trading investments, with 5 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT Nick Milano General Counsel 30 years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT S - 2

$ in Millions. Plan types include pension, health & welfare, annuity, among others. $2,471.59 33% $1,068.60 15% $1,722.65 23% $1,653.09 22% $541.56 7% Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . HIT’s Investors, as of June 30, 2026 Industrial / Other Building Trades - Local Building Trades - National Public Service 367 Institutional Investors Eleven Eleven Residences San Francisco, CA S - 3 The Ellery (311 West 42 nd Street ) Manhattan, NY Hale Moiliili Apartments Honolulu, HI Insert Photo Here [Project Name] [Project City, State]

Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 2.69% 7.54% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 2.36% 7.20% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 1.25% 7.30% 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2026 was 4 . 49% , 4 . 53% , 0 . 07% , and 1 . 40% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited S - 4

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -10% -4% 2% 8% 14% Bloomberg Aggregate^ HIT Net HIT Gross Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate S - 5 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended June 30 , 2026 was 4 . 49% , 4 . 53% , 0 . 07% , and 1 . 40% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

Housing Shortage Fueling Affordability Crisis x There is a shortage of approximately 7.2 million affordable and available rental homes for extremely low - income renters nationwi de, according to the National Low Income Housing Coalition (NLIHC) 27 29 31 33 35 37 39 41 43 45 47 -0.2 0.0 0.2 0.4 0.6 0.8 1.0 1.2 1.4 1.6 1.8 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2022 2023 2024 2025 Annual Change in Renter Households (Millions) Change in Households Renter Households (Right Scale) Renter Households (Millions) Rental Demand Has Continued to Rise Note: Estimates for 2020 and 2021 are omitted due to data collection issues experienced during the pandemic. Source: JCHS tabulations of US Census Bureau, Housing Vacancy Surveys. The Rising Cost of Homeownership Has Made Renting Relatively More Affordable Notes: Mortgage payments based on median home price for 30 - year fixed - rate mortgage, 90% loan - to - value. Rental units cover those in properties with at least 50 units. Source: Yardi Matrix S - 6

Multifamily Starts and Completions 25000 75000 125000 175000 225000 275000 325000 375000 425000 475000 2019 2020 2021 2022 2023 2024 2025 2026 2027 2028 Units Completed Year Multifamily Completions (Nationwide) Market Rate Partially Affordable Fully Affordable Source: Yardi Matrix Source: https://www.linkedin.com/posts/jay - parsons - a7a6656_apartments - housing - construction - activity - 7341439550105317376 - JfBb/ S - 7

0 10 20 30 40 50 60 70 80 90 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 Household Income Severely Cost Burdened Moderately Cost Burdened All Renter Households $75,000 and Over $45,000 – 74,999 $30,000 – 44,999 Under $30,000 Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on rent and utilities. Households with zero or negative income are assumed to have severe burdens, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. HIT Invests in Solutions to the U.S. Affordability Crisis Share of Renter Households with Cost Burdens (Percent) Nearly 50% of US renters spend more than 30% of income on rent, 26% spend more than 50% Since inception: of HIT - funded housing projects include an affordability component 92% affordable housing units built nationwide 88k+ As of June 30, 2026: (Portfolio holdings are subject to change) of HIT - funded housing projects under construction include an affordability component 78% affordable housing units under construction 3k+ S - 8

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com [Name, Title Contact information] AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith .